Note 2 - Basis of Presentation	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	BASIS OF PRESENTATION

a)	Basis of measurement

They have been prepared on a historical cost basis, except for financial instruments classified as financial instruments at fair value through profit and loss or fair value through other comprehensive loss, which are stated at their fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

The policies applied in these consolidated financial statements are based on IFRS issued and effective as of March 31, 2024. The Board of Directors approved these consolidated financial statements for issue on June 20, 2024.

b)	Principles of consolidation

These consolidated financial statements include the financial statements of the Company and the entities controlled by the Company. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. All significant intercompany transactions and balances have been eliminated.

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries listed in the following table:

	Country of Incorporation	Principal Activity

Sierra Gold & Silver Ltd	USA	Holding Company
Sequoia Gold & Silver Ltd.	Canada	Holding Company

i)	Due to Sequoia having no value as a Holding Company with no assets, liabilities or equity, the Company decided to dissolve Sequoia which occurred on June 26, 2023.